Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash, cash equivalents and restricted cash	$ 158,242	$ 153,194
Accounts receivable, net of allowance for credit losses	34,653	18,245
Accrued income	2,437	9,367
Prepaid expenses and other current assets	17,068	21,152
Bunkers and lubricant oils	9,044	8,548
Insurance receivable	526	1,452
Amounts due from related parties	33,402	16,363
Total current assets	255,372	228,321
Non-current assets
Vessels, net	1,754,382	1,692,494
Property, plant and equipment, net	142	198
Intangible assets, net of accumulated amortization	332	239
Equity method investments	174,910	148,534
Derivative assets	14,674	21,955
Right-of-use asset for operating leases	2,873	3,625
Prepaid expenses and other non- current assets	0	1,372
Total non-current assets	1,947,313	1,868,417
Total assets	2,202,685	2,096,738
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	120,327	99,009
Current portion of operating lease liabilities	914	219
Accounts payable	11,643	7,773
Accrued expenses and other liabilities	20,847	24,708
Accrued interest	5,488	4,211
Deferred income	25,617	23,108
Amounts due to related parties	606	595
Total current liabilities	185,442	159,623
Non-current liabilities
Secured term loan and revolving credit facilities, net of current portion and deferred financing costs	641,975	608,338
Senior unsecured bond, net of deferred financing costs	90,336	98,943
Operating lease liabilities, net of current portion	3,500	4,032
Deferred tax liabilities	7,016	4,250
Amounts due to related parties	41,342	48,140
Total non-current liabilities	784,169	763,703
Total liabilities	969,611	923,326
Commitments and contingencies (see note 13)
Stockholders’ equity
Common stock—$0.01 par value per share; 400,000,000 shares authorized; 73,208,586 shares issued and outstanding (December 31, 2022: 76,804,474)	733	769
Additional paid-in capital	799,472	798,188
Accumulated other comprehensive loss	(152)	(463)
Retained earnings	390,221	364,000
Total Navigator Holdings Ltd. stockholders’ equity	1,190,274	1,162,494
Non-controlling interests	42,800	10,918
Total equity	1,233,074	1,173,412
Total liabilities and equity	$ 2,202,685	$ 2,096,738